Leases (Details Narrative) - Southland Holdings Llc [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Operating lease right of use assets	$ 11,900
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	$ 3,400